Rule 497(e)
                                                             File Nos. 333-25289
                                                                   and 811-08183


                            SCHWAB SELECT ANNUITY(TM)

           ISSUED BY FIRST GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY
                        VARIABLE ANNUITY-1 SERIES ACCOUNT

               Supplement dated effective September 1, 1999 to the
                    Prospectus for the Schwab Select Annuity
                                dated May 1, 1999

Beginning September 1, 1999, please direct written inquiries, additional premium payments, and transaction forms or instructions to First Great-West at the following address:

                        Annuity Administration Department
                                P. O. Box 173921
                           Denver, Colorado 80217-3921

The toll free number for all telephone inquiries has not been changed.



This supplement should be retained with the Schwab Select Annuity Prospectus for future reference.